ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET
ACCOUNTS AND OTHER RECEIVABLES, NET

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current, net	$4,048	$4,808
Non-current, net
Accounts receivable	78	40
Retainer on customer contract	124	102
Billing rights	495	681
Total Non-current, net	$697	$823
Total	$4,745	$5,631

Billing rights represent unbilled rights arising at BRK Ambiental from revenue earned from the construction on public concessions contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction services business has a retention balance which comprises amounts that have been earned but held back until certain conditions specified in the contract are satisfied.